Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 202,694	$ 29,194	¥ 310,669
Term deposits and short term investments	781,298	112,530	769,681
Restricted cash	354,602	51,073	125,000
Accounts receivable, net	405,033	58,337	506,351
Amounts due from related parties	156,260	22,506	124,677
Prepayments and other current assets	64,069	9,228	58,574
Convertible loans due from a related party (Note 10)	104,429	15,041	0
Deferred tax assets	54,307	7,822	35,963
Total current assets	2,122,692	305,731	1,930,915
Non-current assets:
Property and equipment, net	72,087	10,383	80,537
Intangible assets, net	9,475	1,365	12,404
Available-for-sale investments	939,432	135,306	513,994
Equity investments, net	8,809	1,269	11,610
Other non-current assets	16,047	2,311	17,746
Total non-current assets	1,045,850	150,634	636,291
Total assets	3,168,542	456,365	2,567,206
Current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB502,696 and RMB437,969 (US$63,080) as of December 31, 2015 and 2016, respectively. Note 1):
Short-term bank loans	358,602	51,649	131,046
Accounts payable	260,902	37,578	289,148
Amounts due to related parties	18,720	2,696	19,368
Advances from customers	27,825	4,008	15,239
Taxes payable	75,652	10,896	93,120
Salary and welfare payable	130,329	18,771	114,028
Accrued expenses and other current liabilities	111,049	15,994	80,891
Total current liabilities	983,079	141,592	742,840
Non-current liabilities (including amounts of the consolidated VIEs, excluding intercompany amounts, without recourse to the Company of RMB19,680 and RMB20,979 (US$3,022) as of December 31, 2015 and 2016, respectively. Note 1):
Deferred tax liabilities	1,312	189	1,312
Long-term liabilities	21,723	3,129	18,368
Total non-current liabilities	23,035	3,318	19,680
Total liabilities	1,006,114	144,910	762,520
Commitments and contingencies (Note 22)
Shareholders' equity:
Additional paid-in capital	1,555,511	224,040	1,551,104
Statutory reserves	77,946	11,227	70,311
Retained earnings	195,069	28,096	122,093
Accumulated other comprehensive income	298,346	42,971	23,341
Total Phoenix New Media Limited shareholders' equity	2,165,768	311,936	1,805,635
Noncontrolling interests	(3,340)	(481)	(949)
Total shareholders' equity	2,162,428	311,455	1,804,686
Total liabilities and shareholders' equity	3,168,542	456,365	2,567,206
Class A ordinary shares (US$0.01 par value, 680,000,000 shares authorized; 253,250,854 and 254,909,790 shares issued and outstanding as of December 31, 2015 and 2016, respectively) [Member]
Shareholders' equity:
Ordinary shares	16,843	2,426	16,733
Class B ordinary shares (US$0.01 par value, 320,000,000 shares authorized; 317,325,360 and 317,325,360 shares issued and outstanding as of December 31, 2015 and 2016, respectively) [Member]
Shareholders' equity:
Ordinary shares	¥ 22,053	$ 3,176	¥ 22,053